OPERATING RISK (Details Textual)	12 Months Ended
Sep. 30, 2019
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk percentage	22.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Second Largest Customer [Member]
Concentration risk percentage	10.00%